Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Revenue sharing fees	¥ 1,318,561		¥ 839,745
Salaries and welfare	329,169		220,539
Marketing and promotion expenses	213,216		109,901
Bandwidth costs	131,252		102,064
Value added taxes and other taxes payable	109,040		23,204
Deposits from third parties	82,771		27,440
Payables to merchants	75,471		15,442
Other payable to content providers	30,313		20,849
Others	124,578		106,779
Total	¥ 2,414,371	$ 351,156	¥ 1,465,963